FDIC Indemnification Asset (Tables)	12 Months Ended
Dec. 31, 2012
FDIC Indemnification Asset [Abstract]
Schedule of FDIC indemnification asset

The following is a summary of the activity in the FDIC indemnification asset.

Balance, December 31, 2009	$—
Increase due to acquisition of Failed Banks	137,316
Accretion on indemnification asset	736
Reimbursable losses claimed	(46,585)

Balance, December 31, 2010	$91,467

Income on indemnification asset	10,968
Amortization on indemnification asset	(3,341)
Reimbursable losses claimed	(32,812)

Balance, December 31, 2011	$66,282

Income on indemnification asset	10,728
Amortization on indemnification asset	(9,403)
Reimbursable losses claimed	(18,190)

Balance, December 31, 2012	$49,417